LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS
Schedule of land use rights
	As of December 31,
	2015	2016
Land use rights (Note 3)	—	149,668
Less: Accumulated amortization	—	(4,147)

Total	—	145,521